Related Party Transactions - Narrative (Details)	1 Months Ended										12 Months Ended
	Nov. 30, 2017 USD ($) shares	Sep. 30, 2017 shares	Aug. 31, 2017 shares	Jul. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($) shares	May 31, 2017 USD ($) shares	Apr. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Aug. 31, 2016 USD ($) shares	Jan. 31, 2016 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Feb. 28, 2017 USD ($)	Jan. 01, 2017 USD ($) ft²	Nov. 30, 2016 USD ($)	Oct. 31, 2016 shares
Related Party Transaction [Line Items]
Investment ownership percentage											4.00%
Reverse stock split ratio											0.0833
Eloxx Pharmaceuticals
Related Party Transaction [Line Items]
Available-for-sale investments, ownership percentage											5.00%
Amount invested | $					$ 1,500,000
Eloxx Pharmaceuticals | Series C Preferred Stock
Related Party Transaction [Line Items]
Shares purchased in period (in shares)					99,915
Zebra
Related Party Transaction [Line Items]
Investment ownership percentage											29.00%
Sevion
Related Party Transaction [Line Items]
Payments in equity method investment | $				$ 1,500,000
Equity method shares purchased in period (in shares)				10,000,000
Neovasc
Related Party Transaction [Line Items]
Investment ownership percentage											5.00%
Payments in equity method investment | $	$ 3,000,000
Warrants to purchase common shares (in shares)											4,900,000
Neovasc | Common stock investments, available for sale
Related Party Transaction [Line Items]
Equity method shares purchased in period (in shares)	2,054,794
Chromadex Corporation
Related Party Transaction [Line Items]
Available-for-sale investments, ownership percentage											1.00%
MabVax
Related Party Transaction [Line Items]
Available-for-sale investments, ownership percentage											2.00%
Payment for investment in common shares | $				$ 100,000		$ 500,000			$ 1,000,000
MabVax | Common stock investments, available for sale
Related Party Transaction [Line Items]
Warrants to purchase common shares (in shares)									415,800
Available-for-sale securities shares purchased in period (in shares)									207,900
MabVax | Series G Preferred Stock
Related Party Transaction [Line Items]
Available-for-sale securities shares purchased in period (in shares)				152,143		285,714
MabVax | Series I Preferred Stock
Related Party Transaction [Line Items]
Available-for-sale securities shares purchased in period (in shares)						322,820
Cocrystal
Related Party Transaction [Line Items]
Payments in equity method investment | $							$ 1,000,000		$ 2,000,000
Warrants to purchase common shares (in shares)											1,000,000
Cocrystal | Common stock investments, available for sale
Related Party Transaction [Line Items]
Equity method shares purchased in period (in shares)							4,166,667		4,878,050
ARNO
Related Party Transaction [Line Items]
Payment for investment in common shares | $									$ 300,000	$ 300,000
ARNO | Common stock investments, available for sale
Related Party Transaction [Line Items]
Warrants to purchase common shares (in shares)									357,142
Available-for-sale securities shares purchased in period (in shares)									714,285	714,285
BioCardia, Inc.
Related Party Transaction [Line Items]
Investment ownership percentage											5.00%
Warrants to purchase common shares (in shares)											400,000
Cocrystal Pharma
Related Party Transaction [Line Items]
Investment ownership percentage											9.00%
NIMS
Related Party Transaction [Line Items]
Investment ownership percentage											1.00%
Dr Frost and Mr Pfenniger | Museum of Science, Inc
Related Party Transaction [Line Items]
Future contributions to related party | $																$ 1,000,000
Sevion
Related Party Transaction [Line Items]
Debt face amount | $														$ 300,000.0		$ 200,000.0
Shares converted into (in shares)			4,100,000
Sevion | Series C Preferred Stock
Related Party Transaction [Line Items]
Number of shares converted (in shares)		66,667
Sevion | Common stock investments, available for sale
Related Party Transaction [Line Items]
Shares issued after conversion (in shares)		1,250,006
Dr Frost
Related Party Transaction [Line Items]
Payment for investment in common shares | $								$ 2,500,000
Dr Frost | Common stock investments, available for sale
Related Party Transaction [Line Items]
Investment owned, shares (in shares)								1,602,564				1,602,564
BioCardia, Inc. | Common stock investments, available for sale
Related Party Transaction [Line Items]
Investment owned, shares (in shares)																	418,977
Real Estate Holdings LLC
Related Party Transaction [Line Items]
Area of real estate property (in square feet) | ft²															29,500
Monthly operating lease payment in year one | $															$ 81,000
Monthly operating lease payment in year five | $															$ 86,000
Reimbursement Of Travel Expense | Dr Frost
Related Party Transaction [Line Items]
Reimbursement paid to related party for travel | $											$ 361,000	$ 298,000	$ 595,000
InCellDx, Inc
Related Party Transaction [Line Items]
Investment ownership percentage											29.00%
Series A Warrant | Neovasc
Related Party Transaction [Line Items]
Warrants to purchase common shares (in shares)	2,054,794
Series B Warrant | Neovasc
Related Party Transaction [Line Items]
Warrants to purchase common shares (in shares)	2,054,794
Series C Warrant | Neovasc
Related Party Transaction [Line Items]
Warrants to purchase common shares (in shares)	822,192